Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-based compensation
Stock options
A summary of our stock option activity and related information as of June 30, 2018 is as follows:

	Shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2017	5,745,815	$7.28	8.32	$43
Granted	1,179,877	0.96
Forfeited/Canceled	(1,529,717)	5.90
Outstanding at June 30	5,395,975	6.28	8.05	1
Exercisable at June 30, 2018	2,576,138	10.88	6.96	1

No stock options were exercised during the three and six months ended June 30, 2018 or June 30, 2017.
The fair value of each stock-based option award is estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Risk-free interest rate	—	1.3% - 2.0%	2.7%	1.3% - 2.2%
Dividend yield	—	—	—	—
Volatility	—	89% - 109%	83% - 85%	89% - 109%
Expected term (years)		1.8 - 6.9	6.1	1.8 - 6.9

As of June 30, 2018, we had approximately $2.8 million of total unrecognized compensation cost, related to unvested stock options, which we expect to recognize over a weighted-average period of 2.9 years.
During the six months ended June 30, 2018, we granted options to purchase 1,179,877 shares of our common stock to employees at a weighted average grant date fair value of $0.70 per share, and with a weighted average exercise price of $0.96 per share. No option grants were made during the three months ended June 30, 2018. During the three and six months ended June 30, 2017, we granted options to purchase 2,183,106 and 4,015,356 shares of our common stock at weighted average grant date fair values of $1.11 and $1.15 per share, respectively, and with weighted average exercise prices of $1.46 and $1.51 per share, respectively.
We did not grant any options to purchase common stock to non-employees for the three and six months ended June 30, 2018. We granted 150,000 options to purchase common stock with a weighted average exercise price of $1.60 per share to non-employees for the three and six months ended June 30, 2017. Stock-based awards issued to non-employees are revalued at each reporting date until vested.

Stock-Based Compensation
In March 2012, our board of directors and stockholders approved the 2012 Stock Incentive Plan (the "2012 Plan"). The 2012 Plan provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock units and other stock-based or cash awards to purchase shares of common stock to eligible employees, officers, directors and consultants. The number of shares of our common stock that are reserved for issuance under the 2012 Plan is equal to the sum of (1) 1,453,253 shares of common stock issuable under the 2012 Plan plus the number of shares of our common stock subject to outstanding awards under the 2011 Stock Incentive Plan (the "2011 Plan"), described below, that expire, terminate or are otherwise surrendered, canceled, forfeited or repurchased by us at their original issuance price pursuant to a contractual repurchase right (up to 679,622 shares) plus (2) an annual increase, to be added on the first day of each year beginning in 2013 and each subsequent anniversary until the expiration of the 2012 Plan, equal to the lowest of 975,000 shares of its common stock, 4.0% of the number of shares of our common stock outstanding on the first day of the year and an amount determined by our board of directors. Shares issued under the 2012 Plan are funded through the issuance of new shares. We ceased granting options under the 2011 Plan following the effective date of our registration of securities on Form 10.
Founders' stock
For the year ended December 31, 2015, 329,021 of our Founder's stock vested and all the Founder's stock were fully vested as of December 31, 2015.
We record stock-based compensation expense for the common stock subject to repurchase based on the grant date intrinsic value for employees and the vesting date intrinsic value for non-employees. All of the restricted shares were issued at fair value. We recognized stock-based compensation expense of $3.4 million and for the year ended December 31, 2015, for the Founders' stock. No stock-based compensation expense related to the Founder's shares was recognized for the years ended December 31, 2017 and 2016.
Stock options
A summary of our stock option activity and related information is as follows:

	Shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2016	4,611,392	$14.42	8.23	$45
Granted	4,386,856	1.51
Forfeited / Canceled	(3,252,433)	9.63
Outstanding at December 31, 2017	5,745,815	7.28	8.32	43
Exercisable at December 31, 2017	2,370,335	13.37	7.08	42
Vested and expected to vest at December 31, 2017	5,745,815	7.28	8.32	43

No stock options were exercised for the year ending December 31, 2017. The total intrinsic value (the amount by which the fair market value exceeded the exercise price) of stock options exercised was $0.3 million, and $6.7 million for the years ended December 31, 2016 and 2015, respectively.
The fair value of each employee stock-based award is estimated on the grant date using the Black-Scholes option pricing model.
The computation of expected volatility is based on a hybrid approach of blending our historical volatility with the historical volatility of a representative group of companies with similar characteristics to ours, including stage of potential fertility treatment development and life science industry focus. As a result of being an early stage fertility company with limited revenues, the representative group of companies has certain similar, but not all similar, characteristics to ours. We believe the group selected has sufficient similar economic and industry characteristics and includes companies that are most representative of ours.
The fair value of each stock option is estimated using the Black-Scholes option pricing model using the following assumptions:

December 31,
	2017	2016	2015
Risk-free interest rate	1.3%-2.2%	1.3%-2.0%	1.6%-2.3%
Dividend yield	—	—	—
Volatility	87%-109%	78%-89%	72%-78%
Expected term (years)	2.0-6.9	5.3-9.9	5.3-9.9

During the year ended December 31, 2017, we granted options to purchase 4,236,856 shares of our common stock with a weighted average exercise price of $1.51 per share at a weighted average grant date fair value of $1.14. During the year ended December 31, 2016, we granted options to purchase 2,570,600 shares of our common stock with a weighted average exercise price of $6.80 per share at a weighted average grant date fair value of $4.84. During the year ended December 31, 2015, we granted options to purchase 1,744,600 shares of our common stock to employees with a weighted average exercise price of $33.13 per share at a weighted average grant date fair value of $20.87.
We recognized total stock-based compensation expense for employee stock option grants of $6.6 million, $8.7 million, and $14.1 million for the years ended December 31, 2017, 2016, and 2015, respectively.
We granted 150,000, 10,000 and 50,500 options to purchase common stock with a weighted average exercise price of $1.60, $6.96 and $36.25 per share to non-employees for the year ended December 31, 2017, 2016 and 2015, respectively. Stock-based awards issued to non-employees are revalued at each reporting date until vested. We recognized total stock-based compensation of $0.3 million, $0.1 million, and $1.1 million for the year ended December 31, 2017, 2016, and 2015, respectively for these non-employee awards.

On June 21, 2017, we executed an advisory agreement (the "Advisory Agreement") with Dr. Michelle Dipp, our then Executive Chair which provided for Dr. Dipp to transition to an advisory role with us effective September 1, 2017 and to provide advisory services to us through December 31, 2018. Under terms of the Advisory Agreement, as in effect on June 30, 2017, in the event Dr. Dipp's engagement with us terminates or a change of control occurs, all of Dr. Dipp's unvested awards will vest and remain exercisable for a period of two years.

The Advisory Agreement resulted in a modification to Dr. Dipp's outstanding equity based awards. We reviewed Dr. Dipp's vested and unvested awards as of June 21, 2017 (the "Modification Date") and recognized stock-based compensation expense of $0.1 million for the nine months ended September 30, 2017 as a result of the modification.

The service period for Dr. Dipp to earn any unvested awards as of the Modification Date was not considered substantive and resulted in the recognition of stock-based compensation expense of $2.7 million. This expense represented the unrecognized compensation expense for Dr. Dipp's unvested awards as of the Modification Date for awards that were granted in June 2014, December 2014 and March 2017, and the fair value of the stock options awards granted in conjunction with the execution of the Advisory Agreement.

On August 3, 2017, the Advisory Agreement was amended (the "Modified Advisory Agreement") to permit the accelerated vesting of the June 2014 and December 2014 option grants prior to December 31, 2018 only in the event of a future termination "without cause" or resignation for "good reason" as defined in the Modified Advisory Agreement.

At December 31, 2017 there was $4.2 million of total unrecognized compensation cost related to non-vested stock options. We expect to recognize these costs over a remaining weighted average period of 2.63 years.
Restricted stock units
A summary of our restricted stock unit ("RSU") activity and related information is as follows:

	Shares	Weighted average grant date fair value
Outstanding at December 31, 2016	50,000	$7.15
Granted	—	—
Vested	—	—
Forfeited	(50,000)	7.15
Outstanding at December 31, 2017	—	$—

We granted RSUs to Michelle Dipp, M.D., Ph.D., our then Executive Chair, in December 2014 and 2012. The RSUs issued at each date included a service-based award that vests evenly over eight quarters and a performance-based award that vests in two one-year tranches upon the achievement of certain performance conditions for the respective year, as determined by our board of directors. The grant date fair value of the service-based awards is based on the closing price of our common stock on the award date and the stock-based compensation expense for these service-based awards are recognized on a straight-line basis over the vesting period. The grant date fair value of the performance-based awards is based on the closing price of our common stock on the date that the performance criteria is established for each tranche and communicated to Dr. Dipp and the stock-based compensation for these performance-based awards is recognized over the requisite service period.

The following table summarizes the December 9, 2014 award.

Award Type	Number of RSUs Granted	Grant Date Fair Value	RSUs Vested as of December 31, 2015
Service-based	30,902	$32.36	15,450
Performance-based - Year 1	11,588	$43.47	4,635
Performance-based - Year 2	11,588	$—	—

The number of RSUs granted for the 2014 performance award is reflective of the maximum number of RSUs that can be earned, if the board of directors determines the performance criteria were achieved at 150%. On March 29, 2015 our board of directors established the 2015 performance criteria for the first tranche of the performance-based award and communicated the performance criteria to our then Chief Executive Officer. The grant date stock price of these performance-based RSUs was $43.47 per share. In December 2015 our board of directors determined that certain of the performance criteria had been met resulting in the partial vesting of the first tranche award.
In January 2016, as part of Dr. Dipp's appointment as our Executive Chair all then outstanding RSUs previously issued to her were canceled, including the second tranche of the performance-based award and the remaining service based RSUs.
For the year ended December 31, 2015, we recognized a total expense of $0.7 million related to the 2014 performance awards of which $0.5 million and $0.2 million were attributable to the service-based and performance-based awards, respectively.
On December 3, 2015 we issued a total of 85,000 RSUs to certain senior executives and to a non-employee consultant with a grant date fair value of $9.81. This included 75,000 RSUs with service condition-based vesting as follows: 25% vesting on the first anniversary of the grant date and evenly thereafter until the fourth anniversary of the grant date. The remaining 10,000 RSUs were issued with service condition-based vesting that occurs monthly over 12 months from the grant date until December 3, 2016. During 2016, of the 85,000 RSUs granted, 16,250 vested and the remaining 68,750 service-based RSUs were cancelled. For the year ended December 31, 2016 we recognized $0.3 million in compensation expense related to these awards. We recognized an immaterial amount of total stock-based compensation of for the year ended December 31, 2015 related to these awards.
The total fair value of RSUs vested was $0.1 million, and $0.5 million for the year ended December 31, 2016, and 2015, respectively. No RSUs vested in the year ending December 31, 2017. There were no RSUs outstanding as of December 31, 2017.